Debt (Narrative) (Details)			1 Months Ended							12 Months Ended
	Oct. 19, 2015 USD ($)	Oct. 16, 2015 USD ($)	Dec. 31, 2015 USD ($) note_series	Oct. 31, 2015 USD ($)	Sep. 30, 2015 USD ($)	Jun. 30, 2015 USD ($)	Jun. 30, 2014 USD ($)	May. 31, 2014 USD ($)	Jun. 30, 2013 USD ($)	Dec. 31, 2015 USD ($) note_series	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)
Debt Instrument [Line Items]
Secured debt gross			$ 2,178,450,000							$ 2,178,450,000
Aggregate principal amount			2,345,300,000							2,345,300,000	$ 2,005,300,000
Net proceeds from debt issuance										753,350,000	128,358,000	$ 169,728,000
Line of credit facility, term								5 years
Long-term debt			2,173,837,000							2,173,837,000	1,951,013,000
Charges related to early extinguishment of debt										21,956,000	0	35,000
Maximum borrowing capacity			500,000,000					$ 250,000,000		500,000,000
Long-term Line of Credit											0
Maximum amount of short-term indebtedness outstanding										500,000,000
Authorized amount of debt to be issued			650,000,000							650,000,000
Authorized amount of debt to be refinanced			196,500,000							196,500,000
Preferred Stock Issuable in Lieu of Portion of Maximum Authorized Amount of Debt			65,000,000							65,000,000
Outstanding receivables purchased amount			0							0	50,000,000
Total fees paid to Purchasers										$ 400,000	400,000
Net Earnings to Annual Interest Requirement Ratio										2.5
Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, accordion feature								$ 150,000,000
Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Secured debt gross			1,373,450,000							$ 1,373,450,000
Aggregate principal amount			1,540,300,000							1,540,300,000	1,205,300,000
Net proceeds from debt issuance										348,638,000	128,358,000	169,728,000
Line of credit facility, term								5 years
Long-term debt			1,369,208,000							1,369,208,000	1,152,360,000
Maximum borrowing capacity			500,000,000					$ 250,000,000		500,000,000
Long-term Line of Credit			0							0
Maximum amount of short-term indebtedness outstanding										500,000,000
Authorized amount of debt to be issued			650,000,000							650,000,000
Authorized amount of debt to be refinanced			196,500,000							196,500,000
Preferred Stock Issuable in Lieu of Portion of Maximum Authorized Amount of Debt			65,000,000							65,000,000
Outstanding receivables purchased amount			0							0	50,000,000
First mortgage bonds			1,279,208,000							$ 1,279,208,000	1,152,360,000
Net Earnings to Annual Interest Requirement Ratio										2.5
Indianapolis Power And Light Company [Member] | Letter of Credit [Member]
Debt Instrument [Line Items]
Line of credit facility, accordion feature								$ 150,000,000
Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Net proceeds from debt issuance										$ 404,712,000	0	0
Early tender premium										(21,956,000)	0	(377,000)
Long-term debt			$ 804,629,000							804,629,000	798,653,000
Charges related to early extinguishment of debt										$ 21,956,000	0	$ 0
First Mortgage Bond 4.90% Due January 2016 [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate			4.90%							4.90%
Debt instrument, maturity date										Jan. 01, 2016
First mortgage bonds			$ 0							$ 0	30,000,000
First Mortgage Bond 4.90% Due January 2016 [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate			4.90%							4.90%
Refunded aggregate principal			$ 41,900,000
Debt instrument, maturity date										Jan. 01, 2016
First mortgage bonds			$ 0							$ 0	41,850,000
First Mortgage Bond 4.90% Due January 2016 [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate			4.90%							4.90%
Debt instrument, maturity date										Jan. 01, 2016
First mortgage bonds			$ 0							$ 0	60,000,000
First Mortgage Bonds [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Secured debt gross			$ 1,283,500,000							$ 1,283,500,000
First Mortgage Bonds Due January 2016 [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate			4.90%							4.90%
Refunded aggregate principal			$ 131,900,000
Environmental Facilities Refunding Revenue Notes, Series 2015A [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date										Dec. 01, 2020
Environmental Facilities Refunding Revenue Notes, Series 2015B [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Debt instrument, maturity date										Dec. 01, 2020
3.45% Senior Secured Notes [Member] | Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate			3.45%							3.45%
Ratio of principal to public offering price						99.929%
Proceeds from Issuance of Secured Debt						$ 399,500,000
Long-term debt			$ 405,000,000							$ 405,000,000	0
Debt instrument, maturity date										Jul. 01, 2020
First Mortgage Bond 6.30% Due July 2013 [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate									6.30%
First Mortgage Bond 4.65% Due June 2043 [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Aggregate principal amount									$ 170,000,000		170,000,000
Debt instrument, stated interest rate			4.65%						4.65%	4.65%
Net proceeds from debt issuance									$ 167,900,000
Debt instrument, maturity date										Jun. 01, 2043
First mortgage bonds			$ 170,000,000							$ 170,000,000	170,000,000
First Mortgage Bond 4.70% Due September 2045 [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Aggregate principal amount					$ 260,000,000		$ 130,000,000
Debt instrument, stated interest rate			4.70%		4.70%		4.50%			4.70%
Net proceeds from debt issuance							$ 126,800,000
Proceeds from Issuance of Secured Debt					$ 255,600,000
Debt instrument, maturity date										Sep. 01, 2045
First mortgage bonds			$ 260,000,000							$ 260,000,000	0
7.25% Senior Secured Notes [Member] | Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Debt instrument, stated interest rate			7.25%							7.25%
Refunded aggregate principal						366,500,000
Long-term debt			$ 0			33,500,000				$ 0	400,000,000
Debt instrument, maturity date										Apr. 01, 2016
Accounts Receivable Securitization Program [Member]
Debt Instrument [Line Items]
Refunded aggregate principal	$ 50,000,000
Accounts Receivable Securitization Program [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Refunded aggregate principal	$ 50,000,000			$ 50,000,000
2011 IPALCO Notes [Member] | First Mortgage Bond 4.65% Due June 2043 [Member]
Debt Instrument [Line Items]
Early tender premium									110,000,000
2011 IPALCO Notes [Member] | First Mortgage Bond 4.65% Due June 2043 [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Early tender premium									$ 110,000,000
Medium-term Notes [Member] | Unsecured 364-day Taxable Term Loan [Member]
Debt Instrument [Line Items]
Aggregate principal amount		$ 91,850,000
Line of credit facility, term		364 days
Long-term debt		$ 50,000,000
Medium-term Notes [Member] | Unsecured 364-day Taxable Term Loan [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Aggregate principal amount		$ 91,850,000		$ 91,900,000
Line of credit facility, term		364 days		364 days
Long-term debt		$ 50,000,000
Unsecured Debt [Member]
Debt Instrument [Line Items]
Authorized amount of debt to be refinanced			90,000,000							$ 90,000,000
Unsecured Debt [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Authorized amount of debt to be refinanced			90,000,000							90,000,000
Unsecured Debt [Member] | Environmental Facilities Refunding Revenue Notes [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Aggregate principal amount			$ 90,000,000							$ 90,000,000
Number of note series | note_series			2							2
Unsecured Debt [Member] | Environmental Facilities Refunding Revenue Notes, Series 2015A [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Aggregate principal amount			$ 30,000,000							$ 30,000,000
Unsecured Debt [Member] | Environmental Facilities Refunding Revenue Notes, Series 2015B [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Aggregate principal amount			60,000,000							60,000,000
Secured Debt [Member] | First Mortgage Bond 4.90% Due January 2016 [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Refunded aggregate principal			30,000,000
Secured Debt [Member] | First Mortgage Bond 4.90% Due January 2016 [Member] | Indianapolis Power And Light Company [Member]
Debt Instrument [Line Items]
Refunded aggregate principal			60,000,000
Line of Credit [Member] | Committed Line of Credit [Member]
Debt Instrument [Line Items]
Long-term Line of Credit			75,000,000							75,000,000	0
Line of Credit [Member] | Indianapolis Power And Light Company [Member] | Committed Line of Credit [Member]
Debt Instrument [Line Items]
Long-term Line of Credit			$ 75,000,000							$ 75,000,000	$ 0
Other Nonoperating Income (Expense) [Member] | 7.25% Senior Secured Notes [Member] | Ipalco Enterprises, Inc. [Member]
Debt Instrument [Line Items]
Charges related to early extinguishment of debt						$ 22,100,000